UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-21580

(Investment Company Act file number)

Cortina Funds, Inc.

(Exact name of registrant as specified in charter)

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

(414) 397 - 1629

(Registrant’s telephone number)

Lori Hoch

825 N. Jefferson St., Suite 400

Milwaukee, WI 53202

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 - September 30, 2012

Item 1. Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP GROWTH FUND	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Consumer Discretionary (12.5%)
Black Diamond, Inc.(a)	6,790	$59,548
CafePress, Inc.(a)	4,629	42,170
Chuy’s Holdings, Inc.(a)	2,894	70,961
Crocs, Inc.(a)	5,988	97,065
Envestnet, Inc.(a)	5,256	61,495
Francesca’s Holdings Corp.(a)	2,383	73,230
Fuel Systems Solutions, Inc.(a)	3,639	62,554
Gentherm, Inc.(a)	6,405	79,678
Ignite Restaurant Group, Inc.(a)	4,251	59,259
Mattress Firm Holding Corp.(a)	1,956	55,061
Morgans Hotel Group Co.(a)	10,221	65,619
Shutterfly, Inc.(a)	3,221	100,238
Skullcandy, Inc.(a)	5,610	77,138
Steven Madden, Ltd.(a)	3,180	139,030
Teavana Holdings, Inc.(a)	3,341	43,567
Tilly’s, Inc., Class A(a)	810	14,847

		1,101,460

Consumer Staples (1.1%)
The Fresh Market, Inc.(a)	1,675	100,467

Energy (7.1%)
Carrizo Oil & Gas, Inc.(a)	2,918	72,979
Northern Oil & Gas, Inc.(a)	5,731	97,370
Rex Energy Corp.(a)	8,095	108,068
Sanchez Energy Corp.(a)	5,221	106,665
Synergy Resources Corp.(a)	20,891	87,116
Triangle Petroleum Corp.(a)	21,808	156,145

		628,343

Financials (3.9%)
BofI Holding, Inc.(a)	2,877	74,946
Greenhill & Co., Inc.	1,535	79,436
Pinnacle Financial Partners, Inc.(a)	4,849	93,683
Texas Capital Bancshares, Inc.(a)	1,878	93,355

		341,420

Health Care (28.1%)
ABIOMED, Inc.(a)	3,670	77,033
Accuray, Inc.(a)	19,405	137,387
Align Technology, Inc.(a)	3,031	112,056
Cepheid, Inc.(a)	1,936	66,811
Cerus Corp.(a)	25,615	87,091
Conceptus, Inc.(a)	5,157	104,739
DexCom, Inc.(a)	7,389	111,057
Endologix, Inc.(a)	7,832	108,238
Fluidigm Corp.(a)	6,535	111,095
HealthStream, Inc.(a)	3,407	96,963
Insulet Corp.(a)	4,885	105,418
Medidata Solutions, Inc.(a)	4,449	184,634
Myriad Genetics, Inc.(a)	3,477	93,844
Nanosphere, Inc.(a)	21,233	70,494
Neogen Corp.(a)	2,281	97,399
Novadaq Technologies, Inc.(a)	8,141	84,178
OraSure Technologies, Inc.(a)	9,519	105,851
PhotoMedex, Inc.(a)	6,424	90,322
Quidel Corp.(a)	7,109	134,573
Soltra Medical, Inc.(a)	35,337	110,958

	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Staar Surgical Co.(a)	12,584	$95,135
Synergetics USA, Inc.(a)	15,870	78,398
TearLab Corp.(a)	16,109	62,020
Uroplasty, Inc.(a)	16,559	63,090
Volcano Corp.(a)	3,086	88,167

		2,476,951

Industrials (9.4%)
AO Smith Corp.	1,414	81,361
Astronics Corp.(a)	1,547	47,648
Chart Industries, Inc.(a)	1,156	85,371
Flow International Corp.(a)	24,699	91,386
Heritage Crystal Clean, Inc.(a)	4,260	84,561
Manitex International, Inc.(a)	7,075	51,152
Mistras Group, Inc.(a)	2,998	69,554
Primoris Services Corp.	6,987	91,180
Rush Enterprises, Inc., Class A(a)	4,857	93,546
Titan Machinery, Inc.(a)	2,068	41,939
Westport Innovations, Inc.(a)	3,299	91,844

		829,542

Information Technology (32.0%)
Allot Communications, Ltd.(a)	2,587	68,607
Aruba Networks, Inc.(a)	4,103	92,256
Brightcove, Inc.(a)	5,666	66,179
BroadSoft, Inc.(a)	2,790	114,446
CommVault Systems, Inc.(a)	2,409	141,408
Computer Task Group, Inc.(a)	4,972	80,447
E2open, Inc.(a)	3,476	47,204
Echo Global Logistics, Inc.(a)	6,091	104,461
ExactTarget, Inc.(a)	3,434	83,172
FARO Technologies, Inc.(a)	1,871	77,310
Greenway Medical Technologies(a)	6,970	119,187
Guidewire Software, Inc.(a)	3,286	102,030
Imperva, Inc.(a)	2,417	89,405
Infoblox, Inc.(a)	1,644	38,223
Inphi Corp.(a)	6,050	64,493
Interactive Intelligence Group, Inc.(a)	2,683	80,624
LivePerson, Inc.(a)	5,052	91,492
LogMeIn, Inc.(a)	3,730	83,664
MaxLinear, Inc., Class A(a)	10,879	72,781
Monolithic Power Systems, Inc.(a)	3,834	75,722
Netgear, Inc.(a)	2,102	80,170
Procera Networks, Inc.(a)	4,712	110,732
Proofpoint, Inc.(a)	5,651	83,917
QLIK Technologies, Inc.(a)	2,614	58,580
Qualys, Inc.(a)	2,740	39,346
RADWARE Ltd.(a)	2,705	97,434
Responsys, Inc.(a)	6,966	71,262
Sapient Corp.(a)	7,494	79,886
Semtech Corp.(a)	3,001	75,475
SPS Commerce, Inc.(a)	1,285	49,434
Stamps.com, Inc.(a)	4,398	101,770
Synchronoss Technologies, Inc.(a)	4,266	97,691
Tangoe, Inc.(a)	3,546	46,559
TechTarget, Inc.(a)	9,430	55,731
Vocera Communications, Inc.(a)	2,619	80,953

		2,822,051

	Shares	Value
COMMON STOCKS (continued)
Materials (0.7%)
American Vanguard Corp.	1,693	$58,916

Telecommunication Services (2.4%)
8x8, Inc.(a)	10,578	69,392
inContact, Inc.(a)	22,490	146,635

		216,027

TOTAL COMMON STOCKS (COST $8,119,338)		8,575,177

SHORT TERM INVESTMENT (11.7%)
HighMark Diversified Money Market Fund, Fiduciary Class, 7 Day Yield 0.020%	1,032,293	1,032,293

TOTAL SHORT TERM INVESTMENT (COST $1,032,293)		1,032,293

TOTAL INVESTMENTS (108.9%) (COST $9,151,631)		9,607,470

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS (-8.9%)		(781,838)

NET ASSETS 100.0%		$8,825,632

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

SCHEDULE of INVESTMENTS
CORTINA SMALL CAP VALUE FUND	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (95.5%)
Consumer Discretionary (9.1%)
AFC Enterprises, Inc.(a)	1,073	$26,396
Cabela’s, Inc.(a)	1,119	61,187
Denny’s Corp.(a)	8,308	40,294
DreamWorks Animation SKG, Inc., Class A(a)	2,548	48,998
Maidenform Brands, Inc.(a)	859	17,592
Regis Corp.	2,416	44,406

		238,873

Consumer Staples (3.1%)
Central Garden and Pet Co.(a)	2,773	32,971
Darling International, Inc.(a)	2,592	47,408

		80,379

Energy (5.5%)
Basic Energy Services, Inc.(a)	2,810	31,528
Gulfport Energy Corp.(a)	1,243	38,856
Matador Resources Co.(a)	2,296	23,855
Northern Oil & Gas, Inc.(a)	1,555	26,420
TETRA Technologies, Inc.(a)	4,125	24,956

		145,615

Financials (32.1%)
Altisource Portfolio Solutions SA(a)	328	28,290
Amtrust Financial Services, Inc.	1,701	43,569
Boston Private Financial Holdings, Inc.	5,906	56,639
Capitol Federal Financial, Inc.	2,082	24,901
CNO Financial Group, Inc.	6,923	66,807
Columbia Banking System, Inc.	359	6,656
eHealth, Inc.(a)	2,719	51,036
Green Dot Corp., Class A(a)	3,883	47,489
Kennedy-Wilson Holdings, Inc.	3,587	50,110
Maiden Holdings, Ltd.	4,272	37,978
MB Financial, Inc.	2,019	39,875
Nationstar Mortgage Holdings, Inc.(a)	771	25,582
Northwest Bancshares, Inc.	3,153	38,561
Ocwen Financial Corp.(a)	2,360	64,688
Oritani Financial Corp.	3,067	46,158
PHH Corp.(a)	2,597	52,849
Platinum Underwriters Holdings, Ltd.	1,277	52,191
ProAssurance Corp.	746	67,468
West Coast Bancorp(a)	1,905	42,901

		843,748

Health Care (5.0%)
Hanger, Inc.(a)	695	19,828
ICU Medical, Inc.(a)	692	41,852
Teleflex, Inc.	477	32,837
Tenet Healthcare Corp.(a)	5,788	36,291

		130,808

Industrials (16.8%)
Actuant Corp., Class A	1,128	32,283
Cubic Corp.	1,024	51,261
ESCO Technologies, Inc.	929	36,092
Fortune Brands Home & Security, Inc.(a)	1,116	30,143
Greenbrier Cos., Inc.(a)	2,575	41,561
The Manitowoc Co., Inc.	3,007	40,113
MasTec, Inc.(a)	2,788	54,924
Orbital Sciences Corp.(a)	2,737	39,851

	Shares	Value
COMMON STOCKS (continued)
Industrials (continued)
Powell Industries, Inc.(a)	1,123	$43,426
Tennant Co.	974	41,707
TrueBlue, Inc.(a)	1,982	31,157

		442,518

Information Technology (12.7%)
Accelrys, Inc.(a)	3,870	33,514
Compuware Corp.(a)	3,275	32,455
comScore, Inc.(a)	2,070	31,568
ExlService Holdings, Inc.(a)	1,553	45,813
Harmonic, Inc.(a)	7,321	33,237
Logitech International SA	6,770	61,946
M/A-COM Technology Solutions Holdings, Inc.(a)	474	6,020
Sierra Wireless, Inc.(a)	5,856	45,560
Super Micro Computer, Inc.(a)	3,545	42,646

		332,759

Materials (3.9%)
Flotek Industries, Inc.(a)	3,132	39,682
Graphic Packaging Holdings Co.(a)	10,718	62,272

		101,954

Real Estate Investment Trust (REIT) (1.5%)
American Realty Capital Trust, Inc.	3,340	39,178

Telecommunication Services (1.3%)
Towerstream Corp.(a)	8,473	34,400

Utilities (4.5%)
ALLETE, Inc.	1,153	48,126
Black Hills Corp.	1,159	41,226
El Paso Electric Co.	841	28,804

		118,156

TOTAL COMMON STOCKS (COST $2,164,659)		2,508,388

SHORT TERM INVESTMENT (3.9%)
HighMark Diversified Money Market Fund, Fiduciary Class, 7 Day Yield 0.020%	103,362	103,362

TOTAL SHORT TERM INVESTMENT (COST $103,362)		103,362

TOTAL INVESTMENTS (99.4%) (COST $2,268,021)		2,611,750

TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES (0.6%)		16,180

NET ASSETS 100.0%		$2,627,930

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

REIT - Real Estate Investment Trust.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2012 (Unaudited)

1. ORGANIZATION

Cortina Funds, Inc. (the “Corporation”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Corporation was organized on June 30, 2004 as a Wisconsin corporation. The Corporation currently offers shares of common stock (“shares”) of the Cortina Small Cap Growth Fund and the Cortina Small Cap Value Fund (each a “Fund” and collectively, the “Funds”). The Cortina Small Cap Growth Fund is a diversified portfolio with an investment objective to seek growth of capital and the Cortina Small Cap Value Fund is a diversified portfolio with an investment objective to seek long-term capital appreciation. Shares of each Fund are designated as Institutional Shares with an indefinite number of shares authorized at $0.01 par value. The Articles of Incorporation, as amended and restated, permits the Board of Directors (the “Board”) to create additional funds and share classes. The Institutional Class is currently the only class offered.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Use of Estimates — The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent asset and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Investment securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) exchange, which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets. Investments for which market quotations are not readily available are valued at fair value as determined in good faith under consistently applied procedures approved by and under the general supervision of the Funds’ Board.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Interest income is accrued and recorded on a daily basis including amortization of premiums, accretions of discounts and income earned from money market funds. Interest is not accrued on securities that are in default. Dividend income is recorded on the ex-dividend date.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

CORTINA FUNDS, INC.

Notes to the Quarterly Schedule of Investments

September 30, 2012 (Unaudited)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ investments as of September 30, 2012:

Cortina Small Cap Growth Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,575,177	$–	$–	$8,575,177
Short Term Investment	1,032,293	–	–	1,032,293
Total	$9,607,470	$–	$–	$9,607,470

Cortina Small Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$2,508,388	$–	$–	$2,508,388
Short Term Investment	103,362	–	–	103,362
Total	$2,611,750	$–	$–	$2,611,750

* See Schedule of Investments for industry classification.

For the period ended September 30, 2012, there have been no significant changes to the Funds’ fair value methodologies. Additionally, there were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2012. It is the Funds’ policy to recognize transfers at the end of the reporting period.

For the period ended September 30, 2012, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

3. TAX BASIS INFORMATION

Tax Basis of Investments — As of September 30, 2012, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION
Cortina Small Cap Growth Fund	$9,176,100	$594,301	$(162,931)	$431,370
Cortina Small Cap Value Fund	$2,281,293	$359,716	$(29,259)	$330,457

The difference between book basis and tax basis net unrealized appreciation is attributable to the deferral of losses from wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cortina Funds, Inc.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ryan T. Davies
Ryan T. Davies, President
(Principal Executive Officer)
Date:	November 14, 2012

By:	/s/ Terese Nielsen
Terese Nielsen, Treasurer and Principal Accounting Officer
(Principal Financial Officer)
Date:	November 14, 2012